COST REDUCTION ACTIONS	12 Months Ended
Dec. 31, 2016
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 13. COST REDUCTION ACTIONS

Restructuring Charges

        We have compensation plans that provide eligible employees with severance in the event of an involuntary termination due to qualifying cost reduction actions. We calculate severance using benefit formulas under the respective plans. Accordingly, we record provisions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable. In the absence of a plan or established local practice in overseas jurisdictions, liabilities for restructuring charges are recognized when incurred.

2015/2016 Actions

        During fiscal year 2016, we recorded $20.9 million in restructuring charges, net of reversals, related to restructuring actions initiated during the third quarter of 2015 ("2015/2016 Actions") that we expect to continue through 2017. These charges consisted of severance and related costs for the reduction of approximately 440 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2015, we recorded $26.1 million in restructuring charges, net of reversals, related to our 2015/2016 Actions. These charges consisted of severance and related costs for the reduction of approximately 430 positions, lease cancellation costs, and asset impairment charges.

        No employees impacted by our 2015/2016 Actions taken through December 31, 2016 remained employed by us as of such date.

2014/2015 Actions

        During fiscal year 2015, we recorded $33.4 million in restructuring charges, net of reversals, related to restructuring actions we initiated in 2014 that continued through the second quarter of 2015 ("2014/2015 Actions"). These charges consisted of severance and related costs for the reduction of approximately 605 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2014, we recorded $66.5 million in restructuring charges, net of reversals, related to our 2014/2015 Actions. These charges consisted of severance and related costs for the reduction of approximately 1,420 positions, lease cancellation costs, and asset impairment charges.

        No employees impacted by our 2014/2015 Actions remained employed by us as of December 31, 2016.

        Accruals for severance and related costs and lease cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable. Restructuring charges in continuing operations were included in "Other expense, net" in the Consolidated Statements of Income.

        During 2016, restructuring charges and payments were as follows:

(In millions)	Accrual at January 2, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 31, 2016

2015/2016 Actions
Severance and related costs	$8.4	$15.7	$(20.9)	$–	$.1	$3.3
Asset impairment charges	–	4.1	–	(4.1)	–	–
Lease cancellation costs	.2	1.1	(1.1)	–	–	.2
2014/2015 Actions
Severance and related costs	4.8	(.9)	(3.2)	–	–	.7
Prior actions
Severance and related costs	.7	(.1)	–	–	–	.6

Total	$14.1	$19.9	$(25.2)	$(4.1)	$.1	$4.8

        During 2015, restructuring charges and payments were as follows:

(In millions)	Accrual at January 3, 2015	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at January 2, 2016

2015/2016 Actions
Severance and related costs	$–	$22.7	$(14.3)	$–	$–	$8.4
Asset impairment charges	–	2.9	–	(2.9)	–	–
Lease cancellation costs	–	.5	(.3)	–	–	.2
2014/2015 Actions
Severance and related costs	16.8	29.8	(40.9)	–	(.9)	4.8
Asset impairment charges	–	3.3	–	(3.3)	–	–
Lease cancellation costs	.1	.3	(.4)	–	–	–
Prior actions
Severance and related costs	.8	–	–	–	(.1)	.7

Total	$17.7	$59.5	$(55.9)	$(6.2)	$(1.0)	$14.1

        The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate:

(In millions)	2016	2015	2014

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$8.5	$13.6	$40.1
Retail Branding and Information Solutions	10.5	35.7	21.3
Industrial and Healthcare Materials	.9	8.0	4.3
Corporate	–	2.2	.4

Total	$19.9	$59.5	$66.1